Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible Assets
Intangible Assets

7.  Intangible Assets

At December 31, 2020 and 2019, intangible assets, net consisted of the following (in thousands):

	As of December 31, 2020
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Data sharing agreement	$10,653	$(3,085)	$7,568
Internally developed software	12,386	(9,008)	3,378
	$23,039	$(12,093)	$10,946

	As of December 31, 2019
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Data sharing agreement	$10,345	$(1,518)	$8,827
Internally developed software	10,157	(6,263)	3,894
	$20,502	$(7,781)	$12,721

The foreign currency exchange difference related to the gross book value of the data sharing agreement as of December 31, 2020 compared to December 31, 2019 was $0.3 million. Amortization expense related to the data sharing agreement was $1.4 million for each of the years ended December 31, 2020 and 2019, with $0.2 million of foreign currency exchange differences in accumulated amortization during the year ended December 31, 2020.

Amortization expense related to the internally developed software was $2.4 million and $1.5 million for the years ended December 31, 2020 and 2019, respectively.

The estimated aggregate amortization expense for Intangible assets subject to amortization for each of the five succeeding fiscal years is as follows (in thousands):

Fiscal Year Ended December 31,
2021	$3,586
2022	2,665
2023	1,692
2024	1,522
2025	1,481
$10,946